Employee benefits - Summary of Change in Plan Assets for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail) - Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of defined benefit plans [line items]
Interest income	$ 0.1	₨ 10.5	₨ 1.6	₨ (2.5)
Remeasurements
Return on plan assets, (excluding amount included in net Interest expense)	0.2	15.2	59.9	51.3
Plan assets [Member]
Disclosure of defined benefit plans [line items]
Beginning of the year	47.6	3,600.7	4,053.6
Interest income	0.8	57.6	109.7
Remeasurements
Return on plan assets, (excluding amount included in net Interest expense)	(0.2)	(15.2)	(59.9)
Employer's contributions	0.0	0.0	219.7
Benefits paid	(17.6)	(1,329.2)	(738.9)
Foreign currency translation	0.0	3.4	16.5
End of the year	$ 30.6	₨ 2,317.3	₨ 3,600.7	₨ 4,053.6